Geographic Information	12 Months Ended
Jun. 30, 2018
Disclosure of geographical areas [abstract]
Geographic Information
Geographic Information
The Group’s revenues by geographic region based on end-users who purchased our products or services are as follows:

	Fiscal Year Ended June 30,
	2018	2017	2016
	(U.S. $ in thousands)
Americas	$435,471	$312,514	$232,793
EMEA	346,362	242,496	178,087
Asia Pacific	92,117	64,926	46,178
	$873,950	$619,936	$457,058

Revenues from the United States totaled approximately $381 million, $276 million, and $206 million for the fiscal years ended June 30, 2018, 2017, and 2016, respectively. Revenues from our country of domicile, the United Kingdom, totaled approximately $63 million, $46 million, and $34 million for the fiscal years ended June 30, 2018, 2017, and 2016, respectively.

	Fiscal Year Ended June 30,
	2018	2017
	(U.S. $ in thousands)
Non-current operating assets
United States	$411,188	$449,504
Australia	16,692	20,988
	$427,880	$470,492

Non-current operating assets for this purpose consist of property and equipment, goodwill, intangible assets and other non-current assets.